Taxation	12 Months Ended
Dec. 31, 2022
Taxation
Taxation

13. Taxation

(a) Value added tax

The Group is exempted from VAT for sales of certain agricultural products, and subject to 9% for revenue from sales of primary agricultural products, and 13% for revenue from sales of goods in the PRC. The Group is subject to statutory VAT rate of 16% from May 1, 2018 to March 31, 2019 and 13% from April 1, 2019 for sales of other products in the PRC.

(b) Income taxes

The components of loss before tax for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the year ended December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)
Loss before income tax expense
Loss from China operations	(1,635,230)	(3,863,527)	(1,215,341)	(176,209)
Gain/(Loss) from non-China operations	(13,944)	13,724	(308,125)	(44,674)
Total loss before income tax expense	(1,649,174)	(3,849,803)	(1,523,466)	(220,883)

Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. No Cayman Islands withholding tax is imposed upon payment of dividends by the Company to its shareholders.

Hong Kong

When the subsidiary was incorporated in Hong Kong, the subsidiary was subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong. Commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. The payments of dividends to shareholders are not subject to withholding tax in Hong Kong.

13. Taxation (Continued)

(b) Income taxes (Continued)

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The subsidiaries and VIEs of the Group in the PRC are subject to a uniform income tax rate of 25% for years presented.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the immediate holding company in Hong Kong is the beneficial owner of the FIE and owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and withholding taxes should be accrued accordingly. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends from its PRC subsidiaries will be re-invested and the remittance of the dividends from its PRC subsidiaries will be postponed indefinitely.

The current income tax expense is nil, RMB 0.03 million and RMB 0.1 million for the years ended December 31, 2020, 2021 and 2022, respectively.

There’s no deferred income tax expense for the years ended December 31, 2020, 2021 and 2022.

13. Taxation (Continued)

(b) Income taxes (Continued)

Reconciliations of the income tax expense computed by applying different between the PRC statutory income tax rate of 25% and the Group’s effective income tax rate for the years presented are as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

PRC statutory income tax rate	25%	25%	25%
Permanent differences	(5)%	(9)%	(10)%
Changes of valuation allowance	(20)%	(16)%	(15)%
Effective tax rates	0%	0%	0%

(c) Deferred tax

Deferred tax assets

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note 2(e)
Net operating loss carry forwards	2,169,041	2,381,589	345,298
Accrued expenses and others	38,457	58,508	8,483
Total deferred tax assets	2,207,498	2,440,097	353,781
Less: valuation allowance	(2,207,498)	(2,440,097)	(353,781)
Deferred tax assets, net	—	—	—

Movement of valuation allowance

	For the year ended December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)
At beginning of the year	(1,263,732)	(1,597,607)	(2,207,498)	(320,057)
Changes of valuation allowance	(333,875)	(609,891)	(232,599)	(33,724)
At end of the year	(1,597,607)	(2,207,498)	(2,440,097)	(353,781)

As of December 31, 2021 and 2022, the Group had net operating loss carry forwards of approximately RMB8,676.2 million and RMB9,526.4 million (US$1,381 million), respectively, which arose from the subsidiaries and VIEs established in the PRC. The loss carry forwards will expire during the period from 2023 to 2027.

13. Taxation (Continued)

(c) Deferred taxes (Continued)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance as of December 31, 2021 and 2022 were provided for net operating loss carry forward, because such deferred tax assets are not more likely than not to be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Uncertain tax positions

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions.